Income Taxes (Details) - Schedule of Current Income Tax Expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Current Income Tax Expenses [Abstract]
Federal
State	1	1
Foreign		1
Total income tax expense	$ 1	$ 2